Fixed Assets, net - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Property, Plant and Equipment [Line Items]
Fixed asset impairments related to retail stores	$ 7	$ 12	$ 12